Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information. They do not include all of the information and footnotes required by U.S. GAAP for complete audited financial statements. The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
In the opinion of management, all adjustments (primarily consisting of normal accruals) considered for a fair presentation have been included. Operating results for the three and six months ended June 30, 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2024. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended December 31, 2023 and 2022 presented in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 filed with the SEC on March 29, 2024.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenues and expenses during the reporting periods. The areas with significant estimates and judgments include, among others, inventory valuation, incremental borrowing rates for assessing operating and financing lease liabilities, useful lives of property and equipment, stock-based compensation, product warranty liability, and valuation of convertible debt and related embedded derivatives, common stock warrant liability and earn-out shares liability. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates, and such differences could be material to the Company’s financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenues and expenses during the reporting periods. The areas with significant estimates and judgments include, among others, inventory valuation, incremental borrowing rates for assessing operating and financing lease liabilities, useful lives of property and equipment, stock-based compensation, product warranty liability, and valuation of convertible debt and related embedded derivatives, common stock warrant liability, earn-out shares liability and valuations utilized in connection with acquisitions. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates, and such differences could be material to the Company’s financial statements.

Revenue Recognition
Revenue Recognition
The Company generates revenue from the sale of its commercial electric vehicles, powertrains and battery packs, and goods and services related to charging infrastructure. ASC 606, Revenue from Contracts with Customers, requires the Company to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company determines revenue recognition by applying the following steps:
1. Identifying the contract with a customer;
2. Identifying the performance obligations in the contract;
3. Determining the transaction price;
4. Allocating the transaction price to the performance obligations; and
5. Recognizing revenue as the performance obligations are satisfied.
The Company recognizes revenue primarily consisting of product sales, inclusive of shipping and handling charges, net of estimates for customer returns. Revenue contracts are identified when an enforceable agreement has been made with a customer. Performance obligations are identified in the contract for each distinct product provided within the contract. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products. All revenue is recognized when the Company satisfies its performance obligations under the contract. Any deposits from customers represent contract liabilities. The Company recognizes revenue by transferring the promised products to the customer, with the revenue recognized at the point in time the customer takes control of the products as agreed in the contracts, normally when delivered to the carrier. The Company recognizes revenue for shipping and handling charges at the time control is transferred for the related product. Costs for shipping and handling activities that occur after control of the product transfers to the customer are recognized at the time of sale and presented in cost of goods sold. The majority of its contracts have a single performance obligation, which is met at the point in time that the product is delivered to the carrier, and title passes to the customer, and are short term in nature. Sales tax collected from customers is not considered revenue and is accrued until remitted to the taxing authorities.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase as cash equivalents for which cost approximates fair value. Portions of the balance of cash and cash equivalents were held in financial institutions, various money market funds and short-term commercial paper. Money market funds have floating net asset values and may be subject to gating or liquidity fees. The likelihood of realizing material losses from cash and cash equivalents, including the excess of cash balances over federally insured limits, is remote.
Restricted cash includes those cash accounts for which the use of funds is restricted by any contract or bank covenant, including letters of credit.

Accounts Receivable, Net
Accounts Receivable, Net
The Company records unsecured and non-interest bearing accounts receivable at the gross invoice amount, net of any allowance for expected credit losses. The Company maintains its allowance for expected credit losses at a level considered adequate to provide for potential account losses on the balance based on management’s evaluation of past losses, current customer conditions, and the anticipated impact of current economic conditions.
Accounts Receivable, Net
The Company records unsecured and non-interest bearing accounts receivable at the gross invoice amount, net of any allowance for expected credit losses. The Company maintains its allowance for expected credit losses at a level considered adequate to provide for potential account losses on the balance based on management’s evaluation of past losses, current customer conditions, and the anticipated impact of current economic conditions.
Investments in Marketable Debt Securities, Available-for-Sale
Investments in Marketable Debt Securities, Available-for-Sale
The Company maintains a portfolio of investments in a variety of fixed and variable rate debt securities, including U.S. treasuries, corporate debt, asset-backed securities and other, non-U.S. government and supranational bonds and certificate of deposit. The Company considers its investments in marketable debt securities to be available-for-sale, and accordingly, are recorded at their fair values. The Company determines the appropriate classification of investments in marketable debt securities at the time of purchase. Interest along with amortization of purchase premiums and accretion of discounts from the purchase date through the estimated maturity date, including consideration of variable maturities and contractual call provisions, are included in Other expense, net in the consolidated statements of operations and comprehensive loss. Realized gains and losses on the sale of marketable debt securities, available-for-sale are recorded in Other expense, net. The Company typically invests in highly-rated debt securities, and its investment policy generally limits the amount of credit exposure to any one issuer. The policy requires substantially all investments to be investment grade, with the primary objective of minimizing the potential risk of principal loss. See Note 9 — Investments in Marketable Debt Securities, Available-for-Sale for additional information.
On January 1, 2023, the Company adopted ASU 2016-13, Financial Instruments — Credit Losses which requires that credit losses be presented as an allowance rather than as an impairment write-down. Adoption of the standard had no material impact on its financial statements.
The Company reviews quarterly its investment portfolio of all securities in an unrealized loss position to determine if an impairment charge or credit reserve is required. The Company excludes accrued interest from both the fair value and the amortized cost basis of marketable debt securities, available-for-sale, for the purposes of identifying and measuring an impairment. An investment is impaired if the fair value is less than its amortized cost basis. Impairment relating to credit losses is recorded through a reduction in the amortized cost of the security or an allowance for credit losses and credit loss expense (included in general and administrative expense), limited by the amount that the fair value is less than the amortized cost basis. Impairment that has not been recorded as a credit loss is recorded through other comprehensive income (loss), net of applicable taxes. The Company made an accounting policy election to not measure an allowance for credit losses for accrued interest receivables. The Company evaluates write-off of accrued interest receivable at the time credit loss exists for the underlying security. As of December 31, 2023 and 2022, the Company did not recognize any allowance for expected credit losses or impairment, on marketable debt securities, available-for-sale.

Inventories
Inventories
The Company’s inventory, which includes raw materials, work in process, and finished goods, is carried at the lower of cost or net realizable value. Inventory is valued using average costing, as that method accurately reflects the frequency of the Company’s inventory purchases. In the case of manufactured inventories and work in process, cost includes an appropriate share of production overheads based on operating capacity.
At the end of each reporting period, the Company evaluates whether its inventories are damaged or obsolete, and if so, a loss is recognized in the period in which it occurs. Inventory write-downs are also based on reviews for any excess or obsolescence determined primarily by comparing quantities on hand to current and future demand forecasts. The Company reserves for any excess or obsolete inventories when it is believed that the net realizable value of inventories is less than the carrying value.
The Company also reviews its inventory to determine whether its carrying value exceeds the net realizable amount (“NRV”) upon the ultimate sale of the inventory. NRV is the estimated selling price of inventory in the ordinary course of business, less estimated costs of completion, disposal, and transportation. At the end of each reporting period, the Company determines the estimated selling price of its inventory based on market conditions. Once inventory is written-down, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets primarily consists of prepaid inventory, other insurance assets, deposits, assets held-for-sale and prepaid license and subscriptions. Prepaid inventory includes contractual advance payments to suppliers for inventory to secure the raw materials needed for production and research and development purposes. Prepaid inventory is reclassified to inventories when received. Amortization expense on other prepaid assets and insurance assets is calculated using the straight-line method over the stated term of the prepaid assets and properly classified into the corresponding expense account.
Assets held-for-sale are measured, on a quarterly basis, at the lower of their carrying value and fair value less costs to sell. Impairment costs are recorded in the period incurred.

Income Taxes
Income Taxes
The Company applies the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date.
In assessing the realizability of deferred income tax assets, ASC 740 requires a more likely than not standard be met. If the Company determines that it is more likely than not that deferred income tax assets will not be realized, a valuation allowance must be established. The Company records a valuation allowance, when necessary, to reduce deferred tax assets to the amount expected to be realized. Estimates of the realizability of deferred tax assets, as well as the Company’s assessment of whether an established valuation allowance should be reversed, are based on projected future taxable income, the expected timing of the reversal of deferred tax liabilities, and tax planning strategies. When evaluating whether projected future taxable income will support the realization of deferred tax assets, the Company considers both its historical financial performance and general economic conditions. In addition, the Company considers the time frame over which it would take to utilize the deferred tax assets prior to their expiration.
The Company utilizes a two-step approach to recognizing and measuring uncertain income tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained upon examination by the Internal Revenue Service (“IRS”) or other taxing authorities, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating tax positions and tax benefits, which may require periodic adjustments and may not accurately forecast actual outcomes.
Property and Equipment, net
Property and Equipment, net
Property and equipment, net, including leasehold improvements, are stated at cost less accumulated depreciation. Depreciation expense is calculated using the straight-line method over the estimated useful life of the asset. Leasehold improvements are depreciated over the shorter of the estimated life of asset or the lease term. Depreciation expense is included in cost of goods sold, general and administrative expense and research and development expense on our consolidated statements of operations and comprehensive loss.
Construction in progress is comprised primarily of production equipment, tooling, and leasehold improvements related to the manufacturing of the Company’s products, including all costs of obtaining the asset and bringing it to the facilities in the condition necessary for its intended use. There is no depreciation provided for assets in construction in progress. Once completed, the assets are transferred to their respective asset classes, and depreciation begins when an asset is ready for its intended use.
The estimated useful lives to calculate depreciation of property and equipment and leasehold improvements consisted of the following:

Asset Category	Useful Life
Equipment	5 years
Finance leases	Shorter of the lease term or the useful lives of the assets
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the useful lives of the assets
Furniture and fixtures	5 years
Computers, internally developed software and related equipment	3 years
The Company capitalizes additions, renewals, and improvements greater than $5,000, while repairs and maintenance are expensed as incurred. When property and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss on the disposition is recorded in the consolidated statements of operations and comprehensive loss as a component of other expense, net.
The Company evaluates its property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company measures recoverability by comparing the carrying amount to the future undiscounted cash flows that the asset or asset group is expected to generate. If the asset or asset group is not recoverable, its carrying amount is adjusted down to its fair value. No impairment losses of property and equipment were recognized for the years ended December 31, 2023 and 2022.

Warranty Liability
Warranty Liability
The Company provides customers with a product warranty that assures that the products meet standard specifications and are free for periods typically between 2 to 5 years. The Company accrues a warranty reserve for the products sold, which includes its best estimate of the projected costs to repair or replace items under warranties and recalls if identified. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Company’s relatively short history of sales, and changes to its historical or projected warranty experience may cause material changes to the warranty reserve in the future. Claims incurred under the Company’s standard product warranty programs are recorded based on open claims. The Company recorded warranty liability within other current liabilities in the consolidated balance sheets for the years ended December 31, 2023 and 2022.
Warranty Liability
The Company provides customers with a product warranty that assures that the products meet standard specifications and is free for periods typically between 2 to 5 years. The Company accrues warranty reserve for the products sold, which includes its best estimate of the projected costs to repair or replace items under warranties and recalls if identified. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Company’s relatively short history of sales, and changes to its historical or projected warranty experience may cause material changes to the warranty reserve in the future. Claims incurred under the Company’s standard product warranty programs are recorded based on open claims. The Company recorded warranty liability within other current liabilities in the consolidated balance sheets as of June 30, 2024 and December 31, 2023.

Public and Private Placement Warrants
Public and Private Placement Warrants
The warrants to purchase shares of Common Stock at an exercise price of $345.00 per share originally issued in connection with NextGen’s initial public offering (the “Public Warrants”) and the warrants to purchase Common Stock originally issued in a private placement in connection with the initial public offering of NextGen (the “Private Placement Warrants”) are recognized as derivative liabilities in accordance with ASC 815.
The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of Common Stock issuable upon exercise of the Private Placement Warrants were not transferable, assignable or salable until September 19, 2021, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company determined the fair value of its Public Warrants based on the publicly listed trading price of such Warrants as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments. Additionally, since the Private Placement Warrants are substantially the same as the Public Warrants, the Company determined the fair value of its Private Placement Warrants based on the Public Warrant trading price. Accordingly, the Private Warrants are classified as Level 2 financial instruments.

Contingent Earn-out Shares Liability
Contingent Earn-out Shares Liability
Earn-out Shares represent a freestanding financial instrument classified as liabilities on the accompanying consolidated balance sheets as the Company determined that these financial instruments are not indexed to the Company’s own equity in accordance with ASC 815, Derivatives and Hedging. Earn-out Shares liability were initially recorded at fair value in the Business Combination and are adjusted to fair value at each reporting date using Level 3 inputs with changes in fair value recorded in change in fair value of Earn-Out Shares liability in the consolidated statements of operations and comprehensive loss.
The earn-out triggers included a change of control provision within five years of the Closing, and achieving certain volume weighted average share prices (“VWAPs”) within five years of the Closing. These conditions result in the instrument failing indexation guidance and are properly reflected as a liability as of December 31, 2023 and 2022.
In addition to the Earn-out Shares, the Company has a contingent obligation to issue restricted stock units (“Earn-out RSUs”) to certain stockholders and employees upon the achievement of certain market share price milestones within specified periods following the Business Combination. The allocated fair value to the Earn-out RSU component, which is covered by ASU 718, Compensation — Stock Compensation, is recognized as stock-based compensation expense over the vesting period commencing on the grant date of the award.

Convertible Debentures and Promissory Note
Convertible Debentures and Promissory Note
The Company accounts for convertible debt pursuant to ASC 815, Derivatives and Hedging. The Company evaluates convertible debt instruments to determine whether any embedded features require bifurcation and separate periodic valuation. Convertible debt is recorded net of stated discounts and debt issuance costs. Debt discounts and issuance costs are amortized over the contractual term of the debt using the effective interest rate method. The Company elected to early adopt Accounting Standards Update (“ASU”) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”).

Leases
Leases
Upon inception of a contract, the Company evaluates if the contract, or part of the contract, contains a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Right-of-use (“ROU”) assets represent the Company's right to use an underlying asset for the lease term, and lease liabilities represent the Company's obligation to make lease payments arising from the lease. The lease liability is measured as the present value of the unpaid lease payments, and the ROU asset value is derived from the calculation of the lease liability, including prepaid lease payments, if any. Lease payments include fixed and in-substance fixed payments, variable payments based on an index or rate, reasonably certain purchase options, termination penalties, fees paid by the lessee to the owners of a special-purpose entity for restructuring the transaction, and probable amounts the lessee will owe under a residual value guarantee. Lease payments do not include (i) variable lease payments other than those that depend on an index or rate, (ii) any guarantee by the lessee of the lessor’s debt, or (iii) any amount allocated to non-lease components, if such election is made upon adoption, per the provisions of ASU 2016-02, Leases.
When the Company cannot determine the actual implicit rate in a lease, it uses its estimated incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The Company gives consideration to its recent debt issuances, if any, as well as publicly available data for instruments with similar characteristics when calculating its incremental borrowing rate. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. The Company's lease term includes any option to extend the lease when it is reasonably certain to be exercised based on considering all relevant economic factors. Operating expense charges from the lessor are accounted for on an accrual basis. The Company has elected not to separate the lease and non-lease components and also elected not to recognize operating lease right-of-use assets and operating lease liabilities for leases with an initial term of twelve months or less.
The leases have remaining terms from less than 2 years to 4 years.
The Company reviews the carrying value of its ROU assets for impairment whenever events or changes in circumstances indicate that the recorded value may not be recoverable. Recoverability of assets is measured by comparing the carrying amounts of the assets to the estimated future undiscounted cash flows, excluding financing costs. If the Company determines that an impairment exists, any related impairment loss is estimated based on fair values.

Research and Development Costs
Research and Development Costs
The Company’s research and development costs are related to developing new products and services and improving existing products and services. The Company is investing in the continued development and improvement of its battery systems and technology as well as its chassis design. Research and development costs consist primarily of personnel-related expenses, consultants, engineering equipment and supplies, and design and testing expenses. Research and development expenses have been expensed as incurred and included in the consolidated statements of operations and comprehensive loss.
Advertising	Advertising Advertising costs are expensed as incurred and are included within sales and marketing expenses in the consolidated statements of operations and comprehensive loss.
Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation, under which shared based payments that involve the issuance of Common Stock to employees and non-employees and meet the criteria for equity-classified awards are recognized in the financial statements as compensation expense based on the fair value on the date of grant.
Prior to the Business Combination, the Company issued stock options to purchase shares of Common Stock (“Options”) to employees and non-employees under the Xos, Inc. 2018 Stock Plan (the “2018 Stock Plan”). The Company allows employees to exercise options prior to vesting. The Company considers the consideration received for the early exercise of an option to be a deposit and the related amount is recorded as a liability. The liability is relieved when the options vest. The Company has the right to repurchase any unvested (but issued) shares upon termination of service of an employee at the original exercise price. The Company stopped issuing options under the 2018 Stock Plan in the fourth quarter of 2020. The Company estimated the fair value of options on the date of the grant using the Black-Scholes option pricing model.
After the Business Combination, the Company issues restricted stock units (“RSUs”) to employees and non-employees under the Xos, Inc. 2021 Equity Incentive Plan (the “2021 Stock Plan”). The Company initially values RSUs based on the grant date closing price of the Company’s Common Stock. For awards with periodic vesting, the Company recognizes the related expense on a straight-line basis over the requisite service period for the entire award, subject to periodic adjustments to ensure that the cumulative amount of expense recognized through the end of any reporting period is at least equal to the portion of the grant date value of the award that has vested through that date. The Company accounts for forfeitures prospectively as they occur.
If there are any modifications or cancellations of the underlying unvested share-based awards, the Company may be required to accelerate, increase or cancel any remaining unrecognized or previously recorded stock-based compensation expense.

Net Loss per Share
Net Loss per Share
Basic net loss per share is computed using the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of common shares and the dilutive effect of the number of ordinary shares that would have been outstanding if all potentially dilutive ordinary shares had been issued, using the treasury stock method, in accordance with ASC 260, Earnings Per Share. In accordance with ASU 2020-06, the Company utilizes the if-converted method to compute the dilutive effect of convertible instruments.
The dilutive impact of contingently issuable earn-out shares have been excluded from the diluted loss per share calculation as the necessary conditions to be issued have not been satisfied. The dilutive impacts of Common Stock issuable upon the exercise of out-of-the-money Public and Private Placement Warrants have been excluded from the diluted loss per share calculation. The dilutive impacts of RSUs and Options for the years ended December 31, 2023 and 2022, have been excluded from the diluted loss per share calculation as the Company was in a loss position.
Concentrations of Credit and Business Risk and Concentration of Supply Risk
Concentrations of Credit and Business Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. As of December 31, 2023 and 2022, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such accounts.
Concentration of Supply Risk
The Company is dependent on its suppliers, the majority of which are single-source suppliers, and the inability of these suppliers to deliver necessary components of its products according to the schedule and at prices, quality levels and volumes acceptable to the Company, or its inability to efficiently manage these components, could have a material adverse effect on the Company’s results of operations and financial condition.
Concentrations of Credit and Business Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. As of June 30, 2024 and 2023, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Concentration of Supply Risk
The Company is dependent on its suppliers, the majority of which are single-source suppliers, and the inability of these suppliers to deliver necessary components of its products according to the schedule and at prices, quality levels and volumes acceptable to the Company, or its inability to efficiently manage these components, could have a material adverse effect on the Company’s results of operations and financial condition.

Defined Contribution Plan
Defined Contribution Plan
We have a 401(k) savings plan that is intended to qualify as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) savings plan, participating employees are auto enrolled to 3% of their eligible compensation, subject to certain limitations. We did not make any contributions to the 401(k) savings plan during the years ended December 31, 2023 and 2022.
Defined Contribution Plan
We have a 401(k) savings plan that is intended to qualify as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) savings plan, participating employees are auto enrolled to 3% of their eligible compensation, subject to certain limitations.
Recent Accounting Pronouncements Issued and Adopted and Recent Accounting Pronouncements Issued and not yet Adopted
Recent Accounting Pronouncements Issued and Adopted:
The Company adopted ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments ("ASU 2016-13"), as amended, on January 1, 2023, using the modified retrospective approach method. As of December 31, 2023 and December 31, 2022, the Company had $0.0 million and $50.6 million, respectively, in marketable debt securities, available-for-sale which are subject to the new standard. As of January 1, 2023, these marketable debt securities, available-for-sale have an average credit rating of A and no allowance for expected credit losses has been recorded. As of December 31, 2023, the Company did not have available-for-sale debt securities and no allowance for expected credit losses has been recorded in the year ended December 31, 2023. Under the modified retrospective approach, the Company would record a cumulative effect adjustment to retained earnings by recording an initial allowance for credit losses on marketable debt securities, available-for-sale. Periods presented that are prior to the adoption date of January 1, 2023, will not be adjusted. ASU 2016-13 replaced the incurred loss impairment model with a methodology that reflects a current expected credit loss and made targeted changes to the impairment model for available-for-sale debt securities. ASU 2016-13 impacted all of the Company’s investments held at fair value, which included its marketable debt securities, available-for-sale. Upon adoption of ASU 2016-13 on January 1, 2023, no adjustment was recorded by the Company for an initial allowance for credit losses on marketable debt securities, available-for-sale and there was no cumulative effect adjustment to retained earnings. Subsequent increases or decreases in the allowance for credit losses on marketable debt securities, available-for-sale will be recorded in the Company's consolidated statements of operations and comprehensive loss.
ASU 2016-13 also assessed the Company’s other financial assets including trade receivables and other financial assets as applicable that have the contractual right to receive cash. These other financial assets were evaluated, and the adoption of ASU 2016-13 did not have a material impact on the Company’s consolidated financial statements.
Recent Accounting Pronouncements Issued and not yet Adopted:
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires incremental segment information disclosure on an annual and interim basis. This amendment includes disclosure of significant segment expenses which are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss; other segment items by reportable segment and a description of its composition; reportable segment’s profit or loss and assets; additional measures of segment profit or loss if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance, and the title and position of the entity’s CODM and how the CODM uses the reported measures of segment profit or loss in assessing segment performance and determining resource allocation. The Company with a single reportable segment is required to provide all the disclosures from this amendment. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted, and should be applied retrospectively. The Company is evaluating the impact of this amendment to the related financial statement disclosures.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires incremental annual income tax disclosures. This amendment includes disclosures of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold; income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and also disaggregated by individual jurisdictions that meet a quantitative threshold; income (or loss) from continuing operations before income tax expenses (or benefit) disaggregated between domestic and foreign; and income tax expense (or benefit) from continuing operations disaggregated by federal, state and foreign. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted and should be applied prospectively (with retrospective application permitted). The Company is evaluating the impact of this amendment to the related financial statement disclosures.
The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its consolidated financial statements or notes thereto.
Recent Accounting Pronouncements Issued and not yet Adopted:
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires incremental segment information disclosure on an annual and interim basis. This amendment includes disclosure of significant segment expenses which are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss; other segment items by reportable segment and a description of its composition; reportable segment’s profit or loss and assets; additional measures of segment profit or loss if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance, and the title and position of the entity’s CODM and how the CODM uses the reported measures of segment profit or loss in assessing segment performance and determining resource allocation. A company with a single reportable segment is required to provide all the disclosures from this amendment. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted, and should be applied retrospectively. The Company is evaluating the impact of this amendment to the related financial statement disclosures.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires incremental annual income tax disclosures. This amendment includes disclosures of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold; income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and also disaggregated by individual jurisdictions that meet a quantitative threshold; income (or loss) from continuing operations before income tax expenses (or benefit) disaggregated between domestic and foreign; and income tax expense (or benefit) from continuing operations disaggregated by federal, state and foreign. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted and should be applied prospectively (with retrospective application permitted). The Company is evaluating the impact of this amendment to the related financial statement disclosures.
The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its consolidated financial statements or notes thereto.